UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):          [  ] is a restatement.
                                                [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:        Shapiro Capital Management LLC
Address:     3060 Peachtree Road, NW Suite 1555
             Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael McCarthy
Title:    Principal_______
Phone:    404-842-9600____

Signature, Place, and Date of Signing:

_______________________              _______________         __________________
    [Signature]                      [City, State]
                                                                    [Date]

Report Type       (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC    06/30/2010

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            45


Form 13F Information Table Value Total     $2,017,164,575
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                      Name

         _________________________           __________________________

         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           30-Jun-10
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Constellation Brands
        Inc. - A            Cl A Common 21036p108    $ 118,040,184   7,556,990  x                           6,495,015     1,061,975
------------------------------------------------------------------------------------------------------------------------------------
Bill Barrett Corporation    Common      06846N104    $ 116,437,219   3,784,115  x                           3,252,895       531,220
------------------------------------------------------------------------------------------------------------------------------------
Tidewater Inc.              Common      886423102    $ 105,679,851   2,729,335  x                           2,335,245       394,090
------------------------------------------------------------------------------------------------------------------------------------
NV Energy, Inc.             Common      67073Y106    $ 104,317,146   8,832,951  x                           7,496,651     1,336,300
------------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co            Common      62985Q101    $ 100,445,506   4,909,360  x                           4,203,277       706,083
------------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc. Common      109641100     $ 99,292,569   6,866,706  x                           5,896,006       970,700
------------------------------------------------------------------------------------------------------------------------------------
PetSmart Inc.               Common      716768106     $ 97,265,697   3,223,921  x                           2,764,899       459,022
------------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc.           Common      410345102     $ 96,619,835   4,015,787  x                           3,403,187       612,600
------------------------------------------------------------------------------------------------------------------------------------
Zebra Technologies Cp
        Class A             Cl A Common 989207105     $ 85,436,418   3,367,616  x                           2,900,178       467,438
------------------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Com  Common      12709p103     $ 81,452,221   2,354,791  x                           1,986,511       368,280
------------------------------------------------------------------------------------------------------------------------------------
Live Nation Entertainment,
        Inc.                Common      538034109     $ 81,014,566   7,752,590  x                           6,694,941     1,057,649
------------------------------------------------------------------------------------------------------------------------------------
US Cellular Corp            Common      911684108     $ 80,308,093   1,951,594  x                           1,629,264       322,330
------------------------------------------------------------------------------------------------------------------------------------
International Flavors &
        Fragrances          Common      459506101     $ 79,623,401   1,877,025  x                           1,605,575       271,450
------------------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems Inc      Common      162825103     $ 73,289,476   4,221,744  x                           3,450,483       771,261
------------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc    Common      05548j106     $ 69,838,610   1,887,020  x                           1,621,120       265,900
------------------------------------------------------------------------------------------------------------------------------------
Cooper Companies, Inc.      Common      216648402     $ 62,744,413   1,576,889  x                           1,321,646       255,243
------------------------------------------------------------------------------------------------------------------------------------
Accuray Inc.                Common      004397105     $ 57,767,402   8,713,032  x                           7,375,060     1,337,972
------------------------------------------------------------------------------------------------------------------------------------
John Bean Technologies
        Corp.               Common      477839104     $ 52,202,839   3,423,137  x                           2,803,705       619,432
------------------------------------------------------------------------------------------------------------------------------------
KAR Auction Services        Common      48238T109     $ 46,921,117   3,793,138  x                           2,993,538       799,600
------------------------------------------------------------------------------------------------------------------------------------
General Electric Com        Common      369604103     $ 40,793,755   2,828,971  x                           2,780,871        48,100
------------------------------------------------------------------------------------------------------------------------------------
Haynes International Inc.   Common      420877201     $ 39,200,129   1,271,493  x                           1,042,968       228,525
------------------------------------------------------------------------------------------------------------------------------------
Corn Products International
        Inc.                Common      219023108     $ 38,711,644   1,277,612  x                           1,036,012       241,600
------------------------------------------------------------------------------------------------------------------------------------
Western Union Co            Common      959802109     $ 38,695,878   2,595,297  x                           2,572,297        23,000
------------------------------------------------------------------------------------------------------------------------------------
Tyco Electronics LTD        Common      h8912p106     $ 37,809,500   1,489,736  x                           1,467,536        22,200
------------------------------------------------------------------------------------------------------------------------------------
       SubTotal Page 1                             $ 1,803,907,467  92,300,850                             79,128,880    13,171,970
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd      Common      h89128104     $ 37,661,786   1,069,026  x                           1,053,776        15,250
------------------------------------------------------------------------------------------------------------------------------------
Cal Dive International Inc. Common      12802t101     $ 33,059,953   5,651,274  x                           4,653,625       997,649
------------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co
        Cl B                Cl B Common 60871R209     $ 32,015,688     755,800  x                             742,000        13,800
------------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp             Common      670837103     $ 28,954,240     791,965  x                             680,465       111,500
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc. New        Common      887317303     $ 21,535,888     744,929  x                             730,291        14,638
------------------------------------------------------------------------------------------------------------------------------------
Baxter International        Common      071813109     $ 18,463,240     454,312  x                             440,562        13,750
------------------------------------------------------------------------------------------------------------------------------------
Ishares Russell 2000        ETF         464287655     $ 13,281,817     217,325  x                             216,225         1,100
------------------------------------------------------------------------------------------------------------------------------------
CoreLogic Inc.              Common      21871d103     $ 11,238,824     636,400  x                             468,900       167,500
------------------------------------------------------------------------------------------------------------------------------------
Ishares Trust Russell 2000
        Value Index         FuETF       464287630      $ 9,400,762     164,810  x                              39,510       125,300
------------------------------------------------------------------------------------------------------------------------------------
Spdr Trust Series 1          ETF        78462F103      $ 3,514,331      34,047  x                              34,047             0
------------------------------------------------------------------------------------------------------------------------------------
Post Properties 7.625%      Preferred   737464305        $ 625,394      26,200  x                              19,200         7,000
------------------------------------------------------------------------------------------------------------------------------------
Nextera Energy Inc. Corp
        Unit                Preferred   65339F309        $ 602,070      12,200  x                               8,800         3,400
------------------------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services  Common      440543106        $ 511,000      35,000  x                              35,000             0
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell 6.75%
        Series B            Preferred   171871403        $ 493,285      13,000  x                              10,500         2,500
------------------------------------------------------------------------------------------------------------------------------------
iShares iBoxx $ High Yield
        Corporate Bd        ETF         464288513        $ 428,745       5,050  x                               4,650           400
------------------------------------------------------------------------------------------------------------------------------------
Bank Of America Corp        Common      060505104        $ 287,400      20,000  x                              20,000             0
------------------------------------------------------------------------------------------------------------------------------------
Portland General Electric
        Co.                 Common      736508847        $ 268,993      14,675  x                                   0        14,675
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable-A         Cl A Common 88732J207        $ 253,994       4,877  x                               4,877             0
------------------------------------------------------------------------------------------------------------------------------------
E I Dupont                  Common      263534109        $ 238,749       6,902  x                               6,902             0
------------------------------------------------------------------------------------------------------------------------------------
Post Properties 8.50%       Preferred   737464206        $ 211,200       4,000  x                                   0         4,000
------------------------------------------------------------------------------------------------------------------------------------
Telephone And Data Systems  Preferred   879433878        $ 209,748       8,400  x                                   0         8,400
------------------------------------------------------------------------------------------------------------------------------------
       SubTotal Page 2                            $    213,257,108  10,670,192                              9,169,330     1,500,862
------------------------------------------------------------------------------------------------------------------------------------
         Grand Total                              $  2,017,164,575 102,971,042                           $ 88,298,210    14,672,832
------------------------------------------------------------------------------------------------------------------------------------

           Page 1                      24         $  1,803,907,467
           Page 2                      21         $    213,257,108
            total                      45         $  2,017,164,575